Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Leatherback Long/Short Alternative Yield ETF [Member]
Shareholder Report [Line Items]
Fund Name	Leatherback Long/Short Alternative Yield ETF
Class Name	Leatherback Long/Short Alternative Yield ETF
Trading Symbol	LBAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leatherback Long/Short Alternative Yield ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leatherbackam.com/etfs/lbay. You can also request this information by contacting us at (833) 417-0090 or by writing the Fund at Leatherback Long/Short Alternative Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 417-0090
Additional Information Website	www.leatherbackam.com/etfs/lbay
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leatherback Long/Short Alternative Yield ETF	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund increased 11.62% for the fiscal year ended August 31, 2026, vs 11.93% for the Wilshire Liquid Alternative Equity Hedge Index Total Return and 20.38% for the S&P 500 Total Return Index, the Fund's broad-based benchmark. The Fund invests in securities both long and short and maintains a high active share relative to its benchmark indexes leading to material performance differences from its benchmarks. The investment objective of the Fund is to deliver both capital appreciation and income generation. During the reporting period, equity markets were positive, and leadership was very narrow as information technology names, mostly tied to the artificial intelligence theme, far outperformed the overall market. The Fund generated positive absolute performance yet underperformed relative to the benchmark indexes because the Fund had minimal to no long exposure to the technology leaders.

What factors influenced performance?

During the period, long positions in gold miners and energy contributed positively to performance. During the period, the shorting environment was mixed with several winners and losers. The Fund's short allocation detracted slightly from performance during the period as equities were generally positive. Additionally, growth securities tied to the artificial intelligence ("AI") theme far outperformed the overall market. Per our mandate, which is focused on long positions exhibiting shareholder yield characteristics, we maintained minimal exposure to AI as most AI companies have low to no shareholder yield.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Five Year	Since Inception (11/16/2020)
Leatherback Long/Short Alternative Yield ETF	11.62%	6.45%	9.31%
S&P 500® Total Return Index	20.38%	12.79%	15.50%
Wilshire Liquid Alternative Equity Hedge Total Return Index	11.93%	6.67%	8.15%

Performance Inception Date	Nov. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Dec. 29, 2025
Updated Performance Information Location [Text Block]	Visit www.leatherbackam.com/etfs/lbay for more recent performance information.
Net Assets	$ 18,598,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 201,381
Investment Company, Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$18,598
Number of Holdings	60
Total Advisory Fee Paid	$201,381
Portfolio Turnover Rate	206%

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2026)

Allocation of Portfolio Holdings

(% of total investments (excludes securities sold short))

Allocation of Securities Sold Short

(% of total securities sold short)

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Hecla Mining Co.	5.6%
Barrick Mining Corp.	5.3%
Alamos Gold, Inc. - Class A	4.9%
Essential Utilities, Inc.	4.8%
Visa, Inc. - Class A	4.8%
Comcast Corp. - Class A	4.5%
Old Republic International Corp.	4.5%
Keurig Dr Pepper, Inc.	4.3%
AGNC Investment Corp. Series F, 8.75% (3 Mo. Term SOFR + 4.96%), Perpetual	4.3%
Lamb Weston Holdings, Inc.	4.2%

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

Effective December 29, 2025, the Fund adopted an 80% investment policy, consistent with the Fund's name, to invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing securities that are an alternative to traditional debt instruments (“Alternative Yield Investments”). Alternative Yield Investments are investments, other than traditional debt instruments (e.g., bonds), that generate interest and dividend income.

The adoption of the 80% policy did not result in any change in how the Fund is being managed.

Material Fund Change Strategies [Text Block]	Effective December 29, 2025, the Fund adopted an 80% investment policy, consistent with the Fund's name, to invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing securities that are an alternative to traditional debt instruments (“Alternative Yield Investments”).